Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42020
Entity Registrant Name	MAREX GROUP PLC
Entity Incorporated, State or Country Code	X0
Title of 12(b) Security	Ordinary shares, par value $ 0.001551
Trading Symbol	MRX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	72,937,470
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001997464
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	155 Bishopsgate
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2M 3TQ
Entity Address, Country	GB
Contact Personnel Name	Rob Irvin
Country Region	44
City Area Code	2076
Local Phone Number	556000
Contact Personnel Email Address	investors@marex.com
Us Agent Contact
Document Information [Line Items]
Entity Address, Address Line One	140 East 45th Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	618-2800